Goodwill - Carrying value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	$ 133,999
Foreign exchange gains	33
Goodwill at end of period	134,032	$ 133,999
Goodwill
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	133,999	133,966
Foreign exchange gains		33
Goodwill at end of period		133,999
Capital provision
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	107,991	107,991
Goodwill at end of period	107,991	107,991
Asset management
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	25,020	25,020
Goodwill at end of period	25,020	25,020
Services and other corporate
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	988	955
Foreign exchange gains	33	33
Goodwill at end of period	$ 1,021	$ 988